Summary of Significant Accounting Policies - Summary of Basic and Diluted Loss per Share of Common Stock (Details) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended
	May 01, 2020		Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
Schedule Of Earnings Per Share Basic And Diluted [Abstract]
Net loss	$ (2,500)		$ (62,862)	$ (1,462,589)	$ (1,525,451)
Less: Income attributable to Class A ordinary shares subject to possible redemption				(24,183)
Adjusted net loss				$ (1,438,406)	$ (1,525,451)
Weighted average ordinary shares outstanding, basic and diluted	5,000,000	[1],[2]		7,053,922	6,248,452
Basic and diluted net loss per share	$ 0.00			$ (0.20)	$ (0.24)

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.